Fair Value of Financial Instruments - Fair Values and Related Carrying Values of Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount [Member]
Long-term Debt
Long term debt Fair value	$ 593,801	$ 650,000	$ 425,000
Carrying Amount [Member] | 6.75% Senior Notes, due July 2022 [Member]
Long-term Debt
Long term debt Fair value	360,000
Carrying Amount [Member] | 7.50% Senior Notes, due August 2020 [Member]
Long-term Debt
Long term debt Fair value	225,000	225,000	0
Carrying Amount [Member] | 9.125% Senior Notes, due April 2018 [Member]
Long-term Debt
Long term debt Fair value	8,801	425,000	425,000
Fair Value [Member]
Long-term Debt
Long term debt Fair value	621,090	682,500	453,688
Fair Value [Member] | 6.75% Senior Notes, due July 2022 [Member]
Long-term Debt
Long term debt Fair value	371,700
Fair Value [Member] | 7.50% Senior Notes, due August 2020 [Member]
Long-term Debt
Long term debt Fair value	240,188	236,250	0
Fair Value [Member] | 9.125% Senior Notes, due April 2018 [Member]
Long-term Debt
Long term debt Fair value	$ 9,202	$ 446,250	$ 453,688